Exhibit 99.1

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-18	30/360 Days	30	Collection Period Start	1-Apr-18
Distribution Date	15-May-18	Actual/360 Days	29	Collection Period End	30-Apr-18
				Prior Month Settlement Date	16-Apr-18
				Current Month Settlement Date	15-May-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	382,473,153.26	361,332,715.80	0.293764
Yield Supplement Overcollaterization		51,665,723.63	9,102,313.65	8,355,398.36
Total Adjusted Portfolio		1,230,010,825.44	373,370,839.61	352,977,317.44
Total Adjusted Securities		1,230,010,825.44	373,370,839.61	352,977,317.44	0.286971
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.24688%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	217,360,014.17	196,966,492.00	0.556403
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	20,393,522.17	248,152.68	57.6088197	0.7009963
Class A-4 Notes	0.00	148,643.92	—	1.3916667
Certificates	0.00	0.00	—	—

Total Securities	20,393,522.17	396,796.60

I. COLLECTIONS

Interest:
Interest Collections					741,502.32
Repurchased Loan Proceeds Related to Interest					0.00

Total Interest Collections					741,502.32

Principal:
Principal Collections					20,912,272.52
Repurchased Loan Proceeds Related to Principal					0.00

Total Principal Collections					20,912,272.52
Recoveries of Defaulted Receivables					272,681.89
Servicer Advances					31,283.33

Total Collections					21,957,740.06

II. COLLATERAL POOL BALANCE DATA

				Number	Amount
Adjusted Pool Balance - Beginning of Period				36,911	373,370,839.61
Total Principal Payment					20,393,522.17

				36,054	352,977,317.44

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	21,957,740.06
Reserve Account Draw	0.00
Total Available for Distribution	21,957,740.06
1. Reimbursement of Advance	35,188.16
2. Servicing Fee:
Servicing Fee Due	318,727.63
Servicing Fee Paid	318,727.63
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	248,152.68
Class A-3 Notes Monthly Interest Paid	248,152.68
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92
Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		396,796.60
Total Note Monthly Interest Paid		396,796.60
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		21,207,027.67
4. Total Monthly Principal Paid on the Notes		20,393,522.17
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		20,393,522.17
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		813,505.50
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		813,505.50

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,075,027.06
Required Reserve Account Amount		3,075,027.06
Beginning Reserve Account Balance		3,075,027.06
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,075,027.06
Required Reserve Account Amount for Next Period		3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.33%
Weighted Average Remaining Maturity		29.07

	Amount	Number
Principal on Defaulted Receivables	228,164.94	24
Principal Recoveries of Defaulted Receivables	272,681.89

Monthly Net Losses	(44,516.95)
Pool Balance at Beginning of Collection Period	382,473,153.26
Net Loss Ratio for Third Preceding Collection Period	0.15%
Net Loss Ratio for Second Preceding Collection Period	0.90%
Net Loss Ratio for Preceding Collection Period	-0.13%
Net Loss Ratio for Current Collection Period	-0.14%
Four-Month Average Net Loss Ratio	0.19%
Cumulative Net Losses for all Periods	8,055,865.33

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,310,752.32	186	0.64%
61-90 Days Delinquent	420,088.33	36	0.12%
91-120 Days Delinquent	91,117.59	8	0.03%
More than 120 Days	17,932.34	2	0.00%

Total 31+ Days Delinquent Receivables:	2,839,890.58	232	0.79%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.24%	0.20%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.20%
Delinquency Ratio for Preceding Collection Period	0.16%	0.14%
Delinquency Ratio for Current Collection Period	0.15%	0.13%
Four-Month Average Delinquency Ratio	0.20%	0.17%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO